Significant Related Party Transactions - Summary of Registered Capital of Related Parties with Control Relationship and Changes (Detail) - 12 months ended Dec. 31, 2017 ¥ in Millions, $ in Millions		CNY (¥)	USD ($)
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [Line Items]
Registered capital of related parties with control, beginning balance		¥ 4,600
Increase in registered capital of related parties with control		0
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		4,600
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [Line Items]
Registered capital of related parties with control, beginning balance		4,000
Increase in registered capital of related parties with control		0
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		4,000
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [Line Items]
Registered capital of related parties with control, beginning balance		3,400
Increase in registered capital of related parties with control		0
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		3,400
China Life (Suzhou) Pension and Retirement Investment Company Limited ("Suzhou Pension Company") [member]
Disclosure of transactions between related parties [Line Items]
Registered capital of related parties with control, beginning balance		1,060
Increase in registered capital of related parties with control		931
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		1,991
China Life AMP Asset Management Company ("CL AMP") [member]
Disclosure of transactions between related parties [Line Items]
Registered capital of related parties with control, beginning balance	[1]	588
Increase in registered capital of related parties with control	[1]	0
Decrease in registered capital of related parties with control	[1]	0
Registered capital of related parties with control, ending balance	[1]	588
China Life Wealth Management Co., Limited ("CL Wealth") [member]
Disclosure of transactions between related parties [Line Items]
Registered capital of related parties with control, beginning balance		200
Increase in registered capital of related parties with control		0
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		200
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member]
Disclosure of transactions between related parties [Line Items]
Registered capital of related parties with control, beginning balance		6,800
Increase in registered capital of related parties with control		0
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		6,800
China Life (Beijing) Health Management Co., Limited ("CL Health") [member]
Disclosure of transactions between related parties [Line Items]
Registered capital of related parties with control, beginning balance	[2]	1,730
Increase in registered capital of related parties with control	[2]	0
Decrease in registered capital of related parties with control	[2]	0
Registered capital of related parties with control, ending balance	[2]	¥ 1,730
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited ("Franklin Shenzhen Company") [member]
Disclosure of transactions between related parties [Line Items]
Registered capital of related parties with control, beginning balance | $			$ 2
Registered capital of related parties with control, ending balance | $			$ 2

[1]	In March 2017, the Company completed a RMB260 million capital contribution to Suzhou Pension Company, after which the paid-in capital of Suzhou Pension Company increased from RMB1,326 million to RMB1,586 million. As at 31 December 2017, Suzhou Pension Company completed its business registration modification procedure for the registered capital with the amount increased from RMB1,060 million to RMB1,991 million.
[2]	In March and July 2017 respectively, the Company completed RMB370 million and RMB231 million capital contributions to Rui Chong Company, after which the paid-in capital of Rui Chong Company increased from RMB6,199 million to RMB6,800 million.